Related Party Transactions and Balances (Details) - USD ($)		Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Related Party Transactions and Balances [Abstract]
Contributions by the shareholders			$ 77,090,648	$ 75,238,701	$ 951,539
Amounts paid on behalf of the Group by the shareholders	[1]		1,135,484	882,296	7,850,431
Amounts paid by the Group on behalf of the shareholders			(1,647,064)	(765,477)	(2,296,354)
Distributions to shareholders			(53,279,016)	(42,709,341)	(29,209,289)
Total			$ 23,300,052	$ 32,646,179	$ (22,703,673)

[1]	These include expenses paid on behalf of the Group which includes other operational expenses paid by the shareholders on behalf of the Group.